Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Common Stock	Capital in Excess of Par Value	Retained Deficit	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total Stockholders' Equity	Noncontrolling Interests
Beginning balance at Dec. 31, 2014	$ 20,172	$ 782	$ 14,925	$ (5,548)	$ (341)	$ (1,041)	$ 8,777	$ 11,395
Net income (loss)	(1,314)	0	0	(571)	0	0	(571)	(743)
Other comprehensive income (loss)	(171)	0	0	0	(101)	0	(101)	(70)
Cash dividends – common stock (Note 14)	(1,836)	0	0	(1,836)	0	0	(1,836)	0
Dividends and distributions to noncontrolling interests	(942)	0	0	0	0	0	0	(942)
Stock-based compensation and related common stock issuances, net of tax	30	2	28	0	0	0	30	0
Sales of limited partner units of Williams Partners L.P.	59	0	0	0	0	0	0	59
Changes in ownership of consolidated subsidiaries, net	94	0	(160)	0	0	0	(160)	254
Contributions from noncontrolling interests	111	0	0	0	0	0	0	111
Other	22	0	14	(5)	0	0	9	13
Net increase (decrease) in equity	(3,947)	2	(118)	(2,412)	(101)	0	(2,629)	(1,318)
Ending balance at Dec. 31, 2015	16,225	784	14,807	(7,960)	(442)	(1,041)	6,148	10,077
Net income (loss)	(350)	0	0	(424)	0	0	(424)	74
Other comprehensive income (loss)	172	0	0	0	103	0	103	69
Cash dividends – common stock (Note 14)	(1,261)	0	0	(1,261)	0	0	(1,261)	0
Dividends and distributions to noncontrolling interests	(940)	0	0	0	0	0	0	(940)
Stock-based compensation and related common stock issuances, net of tax	57	1	56	0	0	0	57	0
Sales of limited partner units of Williams Partners L.P.	114	0	0	0	0	0	0	114
Changes in ownership of consolidated subsidiaries, net	(6)	0	12	0	0	0	12	(18)
Contributions from noncontrolling interests	29	0	0	0	0	0	0	29
Other	6	0	12	(4)	0	0	8	(2)
Net increase (decrease) in equity	(2,179)	1	80	(1,689)	103	0	(1,505)	(674)
Ending balance at Dec. 31, 2016	14,046	785	14,887	(9,649)	(339)	(1,041)	4,643	9,403
Net income (loss)	2,509	0	0	2,174	0	0	2,174	335
Other comprehensive income (loss)	100	0	0	0	101	0	101	(1)
Issuance of common stock (Note 14)	2,118	75	2,043	0	0	0	2,118	0
Cash dividends – common stock (Note 14)	(992)	0	0	(992)	0	0	(992)	0
Dividends and distributions to noncontrolling interests	(883)	0	0	0	0	0	0	(883)
Stock-based compensation and related common stock issuances, net of tax	74	1	73	0	0	0	74	0
Adoption of ASU 2016-09 (Note 1)	37	0	1	36	0	0	37	0
Sales of limited partner units of Williams Partners L.P.	61	0	0	0	0	0	0	61
Changes in ownership of consolidated subsidiaries, net	(910)	0	1,497	0	0	0	1,497	(2,407)
Contributions from noncontrolling interests	17	0	0	0	0	0	0	17
Other	(2)	0	7	(3)	0	0	4	(6)
Net increase (decrease) in equity	2,129	76	3,621	1,215	101	0	5,013	(2,884)
Ending balance at Dec. 31, 2017	$ 16,175	$ 861	$ 18,508	$ (8,434)	$ (238)	$ (1,041)	$ 9,656	$ 6,519